Average Annual Total Returns		12 Months Ended	18 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		29.91%	18.15%
Performance Inception Date	Jun. 25, 2024
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.73%	17.99%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	13.97%
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	21.18%
MSCI All Country World Index (ACWI) (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	18.20%